Note 12. Employee Stock Ownership Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Details
Employee Stock Ownership Plan (ESOP), Number of Unearned Shares	2,147,735
Employee Stock Ownership Plan (ESOP), Deferred Shares, Fair Value	$ 42,955
ESOP shares returned to treasury	79,545	79,545
Shares acquired from ESOP	$ 1,590	$ 4,773